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September 24, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Legacy Builder Variable Life Separate Account
     Legacy Builder Plus
     File No. 811-9115, CIK 0001074342
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Legacy Builder Variable Life Separate Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies:
AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund (VIP)-Service Class 2, Variable Insurance Products Fund (VIP II)-Service Class 2, Variable Insurance Products Fund III (VIP III) Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .    AEGON/Transamerica Series Fund, Inc. (CIK: 0000778207) filed
     August 29, 2001
 .    AIM Variable Insurance Funds, Inc. (CIK: 0000896435) filed August 30, 2001
 .    Dreyfus Stock Index Fund (CIK 0000846800) filed August 21, 2001
 .    Dreyfus Variable Investment Fund (CIK: 0000813383) filed August 28, 2001
 .    MFS Variable Insurance Trust (CIK: 0000918571) filed August 16, 2001
 .    Oppenheimer Variable Account Funds (CIK: 0000752737) filed
     September 6-7, 2001.
 .    Transamerica Variable Insurance Fund, Inc. (CIK: 0001002786) filed
     August 24, 2001
 .    Variable Insurance Products Fund (CIK: 0000356494) filed August 28, 2001
 .    Variable Insurance Products Fund II (CIK: 0000831016) filed August 28, 2001
 .    Variable Insurance Products Fund III (CIK: 0000927384) filed August 28,
     2001

To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed
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Brenda D. Sneed
Assistant General Counsel